TAXES ON INCOME (Schedule of Deferred Taxes) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1, 2018
Amount carried to profit and loss	1,944
Amount carried to other comprehensive income	(8)
Amount carried to other capital reserve	112
Balance as of December 31, 2018	$ 2,048